Acquisitions - Additional Information (details) (USD $)	12 Months Ended						1 Months Ended		12 Months Ended	1 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Feb. 28, 2011 Platte Valley [Member]		Dec. 31, 2011 Platte Valley [Member]	Jan. 31, 2012 Mountain Gas Resources [Member]	Jan. 31, 2012 Mountain Gas Resources [Member] Rendezvous [Member]
Business Acquisition Line Items
Adjustment to intangible assets									$ 1,600,000
Revenues	823,265,000	[1]	663,274,000	[1]	619,764,000	[1]			83,400,000
Operating expenses	614,072,000	[1]	485,286,000	[1]	483,500,000	[1]			59,100,000
Acquisition-related costs									700,000
Acquisition date							02/28/11	[2]		1/13/2012
Percentage acquired							100.00%	[2]		100.00%
Equity Method Investment, Ownership Percentage											22.00%
Miles Of Gathering Lines										1,295	338
Borrowings	1,055,939,000	[1]	660,000,000	[1]	101,451,000	[1]	303,000,000	[2]		299,000,000
Cash on hand							$ 602,000	[2]		$ 159,600,000
Common units issued										632,783
GP units issued										12,914

[1]	Financial information for the year ended December 31, 2011, has been recast to include the financial position and results attributable to the MGR assets, and the financial information for the years ended December 31, 2010 and 2009, has been recast to include the financial position and results attributable to the Bison and MGR assets. See Note 2.
[2]	The assets acquired from a third party include (i) a natural gas gathering system and related compression and other ancillary equipment, and (ii) cryogenic gas processing facilities. These assets, located in the Denver-Julesburg Basin, are referred to collectively as the “Platte Valley assets” and the acquisition as the “Platte Valley acquisition.” See further information below, including the final allocation of the purchase price in August 2011.